Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Key Management Personnel Compensation
Key management personnel compensation for the years ended December 31, 2020 and 2019 was as follows:

($ in thousands)	2020	2019
Management compensation	$6,234	$3,139
Share-based compensation expense	10,992	5,972

Total	$17,226	$9,111

Summary of Expense Resulting from the Related Party Transactions
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2020 and 2019.

	2020		2019
($ in thousands)	Depreciation expense	Interest expense	Depreciation expense	Interest expense
Finance lease liability; lessor has minority interest in SLO	$295	$1,494	$382	$1,650
Finance lease liability; lessor has minority interest in MedMar	209	281	155	177
Finance lease liability; lessor is a member of key management personnel	551	564	—	—

Summary of ROU Assets and Lease Liabilities Attributable to Related Party Transactions
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party lease liabilities.

	2020		2019
($ in thousands)	ROU asset	Lease liability	ROU asset	Lease liability
Finance lease liability; lessor has minority interest in SLO	$5,219	$8,551	$9,930	$11,727
Finance lease liability; lessor has minority interest in MedMar	2,322	2,552	1,292	1,380
Finance lease liability; lessor is a member of key management personnel	8,371	6,925	—	—